Share based compensation - Number of shares warrants give right to for Plan 2020 (Detail) - Share based payment arrangements 2020 plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share based payment arrangement [Line items]
Outstanding at January 1	550,000
Granted		550,000
Exercised	(59,500)
Outstanding at December 31	490,500	550,000
Exercisable at December 31	490,500	550,000